Organization and Business Description	12 Months Ended
Mar. 31, 2024
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 – ORGANIZATION AND BUSINESS DESCRIPTION

Lakeshore Biopharma Co., Ltd (“Lakeshore Biopharma”), formerly known as YS Biopharma Co., Ltd. (with the name effective on May 23, 2024), was incorporated under the laws of the Cayman Islands as an exempted company with limited liability in November 2020. It owns four companies and their subsidiaries that were incorporated in the Cayman Islands, United States of America (“US”), Singapore, Hong Kong and the People’s Republic of China (“China” or the “PRC”) (collectively, the “Company” or “Lakeshore Group”). Lakeshore Group is principally engaged in the research, development, manufacturing and sale of vaccines and therapeutic biologics. It developed a PIKA immunomodulating technology platform and a series of product candidates targeting rabies, hepatitis B, influenza and other indications. It also produces and sells YSJA™ (依生君安™) rabies vaccine, the first aluminum-free lyophilized rabies vaccine launched in China.

Business Combination

On August 15, 2022, Oceanview Bioscience Acquisition Co., Ltd. (“Oceanview Bioscience”) and Hudson Biomedical Group Co., Ltd. (“Hudson Biomedical”) were incorporated under the laws of Cayman Islands as exempted companies with limited liability. The companies were incorporated to effect a merger with Summit Healthcare Acquisition Corp (“Summit”), a Special Purpose Acquisition Company (“SPAC”).

On September 29, 2022, Lakeshore Biopharma entered into the Business Combination Agreement with Summit Oceanview Bioscience Acquisition Co., Ltd., (“Merger Sub I”) and Hudson Biomedical Group Co., Ltd., (“Merger Sub II”). The Business Combination Agreement provides for (1) the merger of Merger Sub I with and into Summit (the “First Merger”), with Summit surviving the First Merger as the surviving entity (the “Surviving Entity”) and becoming a wholly-owned subsidiary of Lakeshore Biopharma, and (2) the merger of the Surviving Entity with and into Merger Sub II (the “Second Merger,” and together with the First Merger, the “Mergers,” together with other transactions contemplated by the Business Combination Agreement, the “Business Combination”), with Merger Sub II surviving the Second Merger as the surviving company (the “Surviving Company”) and remaining as a wholly-owned subsidiary of Lakeshore Biopharma.

In accordance with the Business Combination Agreement, on the date of closing of the Mergers (“First Merger and Second Merger”), (1) each Lakeshore Biopharma’s preferred share was converted into one pre-consolidation Ordinary Share; (2) every four of the pre-consolidation Ordinary Shares and every four pre-consolidation options of Lakeshore Biopharma were consolidated into one Ordinary Share and one option of Lakeshore Biopharma, respectively, subject to rounding up to the nearest whole number of Ordinary Shares.

On March 16, 2023 (the “Closing Date”), Lakeshore Biopharma announced the completion of its business combination with Summit pursuant to the above Business Combination Agreement.

On May 9, 2023, Lakeshore Biopharma (Philippines) Inc. (“Philippines Yisheng”) was incorporated under the laws of Philippines as an entity owned by Lakeshore Group. Philippines Yisheng was incorporated for the purpose of research, development, producing, wholesaling and commercializing pharmaceutical products, including vaccines and other biological products. Below is Lakeshore Group’s current legal entity structure:

As of March 31, 2024, Lakeshore Group consists of the following legal entities:

Legal Entity	Nature of Operations	Date of Incorporation	Place of Incorporation
Lakeshore Biopharma Co., Ltd. (“Lakeshore Biopharma”)***	Holding Company	November 16, 2020	Cayman Islands
YishengBio (Hong Kong) Holdings Limited (“HK Yisheng”)	Holding Company	December 28, 2020	Hong Kong
Lakeshore Biopharma (Singapore) Pte. Ltd. (“Singapore Yisheng”)**	Research and development of vaccines and therapeutic biologics	November 28, 2009	Singapore
Yisheng US Biopharma Inc. (“US Yisheng”)	Research of vaccines and therapeutic biologics	September 29, 2009	US
Liaoning Yisheng Biopharma Co., Ltd. (“Liaoning Yisheng”)*	Research and development, manufacturing and commercialization of vaccines and therapeutic biologics	May 26, 1994	PRC
Beijing Yisheng Biotechnology Co., Ltd. (“Beijing Yisheng”)	Research and development of vaccines and therapeutic biologics	February 4, 2021	PRC
Hudson Biomedical Group Co., Ltd.	Purpose of effecting a merger	August 15, 2022	Cayman Islands
YS Biopharma (Philippines) Inc. (“Philippines Yisheng”)	Researching, developing, producing, wholesaling and commercializing pharmaceutical products	May 9, 2023	Philippines

*

Liaoning Yisheng was incorporated May 26, 1994, and acquired by Lakeshore Group in fiscal 2005.

On March 26, 2024, Liaoning Yisheng Biopharma Co., Ltd. Beijing Branch (“Liaoning Yisheng Beijing Branch”) was incorporated for research and development, manufacturing and commercialization of vaccines and therapeutic biologics.

**

Singapore Yisheng was incorporated November 28, 2009, and acquired by Lakeshore Group in fiscal 2011. Singapore Yisheng was formerly known as Yisheng Biopharma (Singapore) Pte. Ltd. with the name effective on July 22, 2024

***	Lakeshore Biopharma, formerly known as YS Biopharma Co., Ltd, with the name effective on May 23, 2024.